Filed Pursuant to Rule 497(e)
File Nos. 333-179562 and 811-22668

Defiance Hotel, Airline, and Cruise ETF (CRUZ)
(the “Fund”)

September 14, 2021

Supplement to the
Summary Prospectus dated June 2, 2021

The following replaces the second paragraph of the section entitled “Principal Investment Strategies — BlueStar Global Hotels, Airlines, and Cruises Index” on page 2 of the Fund’s Summary Prospectus:
At the time of each semi-annual reconstitution of the Index, Travel Companies meeting the Investibility Requirements are added to the Index based on their free-float market capitalization (from largest to smallest) until their aggregate free-float market capitalization is at least 95% of the free-float market capitalization of all Travel Companies meeting the Investibility Requirements with at least 25 Travel Companies. If such rules result in fewer than 25 Index components, the largest remaining eligible companies are selected until the number of components reaches 25.
Please retain this Supplement with your Summary Prospectus for future reference.

Filed Pursuant to Rule 497(e)
File Nos. 333-179562 and 811-22668

Defiance Next Gen Big Data ETF (BIGY)
(the “Fund”)

September 14, 2021

Supplement to the
Summary Prospectus dated July 12, 2021

The following replaces the fourth paragraph of the section entitled “Principal Investment Strategies — BlueStar Big Data & Analytics Index ” on pages 1–2 of the Fund’s Summary Prospectus:
The Index is reconstituted semi-annually after the close of business on the third Thursday of each June and December, based on data as of the first Thursday of the applicable month. Additionally, the Index is rebalanced (i.e., weights are reset, but companies are not added or removed) after the close of business on the third Thursday of each March and September, based on data as of the first Thursday of the applicable month. At the time of each semi-annual reconstitution of the Index, Big Data Companies meeting the Investibility Requirements are added to the Index based on their free-float market capitalization (from largest to smallest) until their aggregate free-float market capitalization is at least 99% of the free-float market capitalization of all Big Data Companies meeting the Investibility Requirements with at least 30 Index components. If such rules result in fewer than 30 Index components, the largest remaining eligible companies are selected until the number of components reaches 30.

Please retain this Supplement with your Summary Prospectus for future reference.

Defiance Next Gen Big Data ETF (BIGY)
Defiance Hotel, Airline, and Cruise ETF (CRUZ)
(the “Funds”)

September 14, 2021

Supplement to the
Prospectus dated June 2, 2021

Defiance Next Gen Big Data ETF
The following replaces the fourth paragraph of the section entitled “Principal Investment Strategies — BlueStar Big Data & Analytics Index ” on pages 3–4 of the Funds’ Prospectus:
The Index is reconstituted semi-annually after the close of business on the third Thursday of each June and December, based on data as of the first Thursday of the applicable month. Additionally, the Index is rebalanced (i.e., weights are reset, but companies are not added or removed) after the close of business on the third Thursday of each March and September, based on data as of the first Thursday of the applicable month. At the time of each semi-annual reconstitution of the Index, Big Data Companies meeting the Investibility Requirements are added to the Index based on their free-float market capitalization (from largest to smallest) until their aggregate free-float market capitalization is at least 99% of the free-float market capitalization of all Big Data Companies meeting the Investibility Requirements with at least 30 Index components. If such rules result in fewer than 30 Index components, the largest remaining eligible companies are selected until the number of components reaches 30.
The second paragraph of the section entitled “Additional Information about the Indexes — BlueStar Big Data & Analytics Index” on page 13 of the Funds’ Prospectus is revised to read as follows:
At the time of each semi-annual reconstitution of the Index, Index constituents must meet investibility requirements, including:
•a full market capitalization greater than or equal to US$500 million (US$250 million for current Index constituents),
•a 3-month average daily value traded greater than or equal to US$3 million (US$1.5 million for current Index constituents); and
•a free float (i.e., the proportion of shares that are publicly available) of at least 10%.
Defiance Hotel, Airline, and Cruise ETF
The following replaces the second paragraph of the section entitled “Principal Investment Strategies — BlueStar Global Hotels, Airlines, and Cruises Index” on page 8 of the Funds’ Prospectus:
At the time of each semi-annual reconstitution of the Index, Travel Companies meeting the Investibility Requirements are added to the Index based on their free-float market capitalization (from largest to smallest) until their aggregate free-float market capitalization is at least 95% of the free-float market capitalization of all Travel Companies meeting the Investibility Requirements with at least 25 Travel Companies. If such rules result in fewer than 25 Index components, the largest remaining eligible companies are selected until the number of components reaches 25.

Please retain this Supplement with your Prospectus for future reference.